UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2008

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Castle Point Capital Management, LLC
Address:  20 Horseneck Lane, 2nd Floor
          Greenwich Ct 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:    Andrew J. Turchin
Title:   Chief Financial Officer
Phone:   203-862-3162
Signature, Place, and Date of Signing:

  Andrew J. Turchin	Greenwich, CT 06830	May. 14, 2008

Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $231,917

List of Other Included Managers:

None
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                                                  FORM 13 F INFORMATION TABLE

Name of Issuer                       Title Cusip      Mkt Val     Shr/Prn     Shr/ Put/ Inv        Other     Voting Authority
                                     Class            (USD)       Amount     Prn   Call Discretion Managers Sole   Shared  None

AMERICAN EXPRESS CO. CMN              COM  025816109  10,930,000  250,000    SH         SOLE                 X
AMERIPRISE FINANCIAL, INC. CMN        COM  03076C106  3,889,000   75,000     SH         SOLE                 X
ASSURANT INC. CMN                     COM  04621X108  11,022,000  181,100    SH         SOLE                 X
THE BANK OF NY MELLON CORP CMN        COM  064058100  13,562,000  325,000    SH         SOLE                 X
BLACKSTONE GROUP INC (THE) CMN        COM  09253U108  4,605,000   290,000    SH         SOLE                 X
BROADRIDGE FINANCIAL SOLUTIONS IN C   COM  11133T103  17,600,000  1,000,000  SH         SOLE                 X
CME GROUP INC. CMN CLASS A            COM  12572Q105  9,382,000   20,000     SH         SOLE                 X
DST SYSTEM INC COMMON STOCK           COM  233326107  15,206,000  231,300    SH         SOLE                 X
DISCOVER FINANCIAL SERVICES CMN       COM  254709108  14,733,000  900,000    SH         SOLE                 X
FIDELITY NATL INFO SVCS INC CMN       COM  31620M106  16,210,000  425,000    SH         SOLE                 X
FINANCIAL FEDERAL CORP CMN            COM  317492106  3,272,000   150,000    SH         SOLE                 X
FIRST MARBLEHEAD CORPORATION CMN      COM  320771108  1,119,000   150,000    SH         SOLE                 X
LEGG MASON INC CMN                    COM  524901105  5,598,000   100,000    SH         SOLE                 X
METAVANTE TECHNOLOGIES, INC. CMN      COM  591407101  3,998,000   200,000    SH         SOLE                 X
NASDAQ OMX GROUP, INC. CMN            COM  631103108  10,631,000  275,000    SH         SOLE                 X
PHH CORPORATION CMN                   COM  693320202  7,408,000   425,000    SH         SOLE                 X
PMA CAPITAL CORPORATION CL-A CMN CL   COM  693419202  5,124,000   600,000    SH         SOLE                 X
PEOPLES UNITED FINANCIAL INC CMN      COM  712704105  3,029,000   175,000    SH         SOLE                 X
PHOENIX COS INC CMN                   COM  71902E109  2,442,000   200,000    SH         SOLE                 X
PRINCIPAL FINANCIAL GROUP, INC*. CM   COM  74251V102  6,408,000   115,000    SH         SOLE                 X
SLM CORPORATION CMN                   COM  78442P106  9,210,000   600,000    SH         SOLE                 X
SAFETY INSURANCE GROUP, INC. CMN      COM  78648T100  7,679,000   225,000    SH         SOLE                 X
CHARLES SCHWAB CORPORATION CMN        COM  808513105  14,123,000  750,000    SH         SOLE                 X
SUNTRUST BANKS INC $1.00 PAR CMN      COM  867914103  2,757,000   50,000     SH         SOLE                 X
TOTAL SYS SVC INC CMN                 COM  891906109  14,196,000  600,000    SH         SOLE                 X
UNITED AMERICA INDEMNITY LTD CMN CL   COM  90933T109  7,704,000   400,000    SH         SOLE                 X
UBS AG CMN                            COM  H89231338  10,080,000  350,000    SH         SOLE                 X
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